Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ (6)	$ 534	$ (539)
Less: Comprehensive income attributable to noncontrolling interests	(5)	(12)	(13)
Comprehensive income attributable to Willis Group Holdings	(11)	522	(552)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(11)	522	(552)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	(11)	522	(552)
Guarantor Companies [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	69	565	(494)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	69	565	(494)
Trinity Acquisition Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(5)	504	(528)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	(5)	504	(528)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	49	636	(519)
Less: Comprehensive income attributable to noncontrolling interests	(5)	(12)	(13)
Comprehensive income attributable to Willis Group Holdings	44	624	(532)
Consolidation entries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(108)	(1,693)	1,554
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (108)	$ (1,693)	$ 1,554